Trace W. Rakestraw
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 1501
Fax +1 617 369 0205
TWRakestraw@StateStreet.com

June 26, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the following Prospectuses and Statements of Additional Information, each dated June 26, 2015, do not differ from those contained in the Post-Effective Amendments listed below to the Trust’s Registration Statement on Form N-1A, filed electronically on June 26, 2015:

Series	Post-Effective Amendment No.
iShares Currency Hedged MSCI ACWI ETF	1,455
iShares Currency Hedged MSCI ACWI ex U.S. ETF	1,456
iShares Currency Hedged MSCI Australia ETF	1,457
iShares Currency Hedged MSCI Canada ETF	1,458
iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,459
iShares Currency Hedged MSCI Italy ETF	1,460
iShares Currency Hedged MSCI Mexico ETF	1,461
iShares Currency Hedged MSCI South Korea ETF	1,462
iShares Currency Hedged MSCI Spain ETF	1,463
iShares Currency Hedged MSCI Switzerland ETF	1,464
iShares Currency Hedged MSCI United Kingdom ETF	1,465

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.